Subsequent Events (Details) - USD ($)	Jun. 11, 2024	May 10, 2024	Apr. 29, 2024	Apr. 01, 2024
Subsequent Events [Line Items]
Shares of restricted stock awards (in Shares)				420,715
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate of ordinary shares (in Shares)	1,980,000	1,610,000	900,000
Ordinary shares, par value	$ 0.24	$ 0.24	$ 0.24
Purchase price per share	$ 1.7	$ 1.7	$ 1.7
Aggregate gross proceeds (in Dollars)	$ 3,366,000	$ 2,737,000	$ 1,530,000